Document and Entity Information	Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	HollyFrontier Corp
Entity Incorporation State Country Code	TX
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000048039
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity File Number	001-03876
Entity Tax Identification Number	75-1056913
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false